UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4646
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474
(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 08/31
Date of reporting period: 11/30

Portfolio of Investments
RiverSource California Tax-Exempt Fund
Nov. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.7%)

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Advanced Refunded (0.6%)
Los Angeles Harbor Department
Revenue Bonds
Series 1988 Escrowed to Maturity
10-01-18	7.60%	$725,000	$889,684

Airport (1.3%)
County of Sacramento
Revenue Bonds
Series 2009B
07-01-39	5.75	2,000,000	2,080,220

Certificate of Participation (1.0%)
County of Riverside
Certificate of Participation
Series 1998 (NPFGC)
12-01-21	5.00	1,530,000	1,529,587

City (1.0%)
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.00	1,560,000	1,587,440

College (11.8%)
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-28	5.80	2,000,000	2,043,540
California Municipal Finance Authority
Revenue Bonds
Loma Linda University
Series 2007
04-01-32	4.75	2,300,000	2,093,322
California State University
Revenue Bonds
Systemwide
Series 2009A

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
11-01-29	5.25	3,000,000		3,053,400
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-19	4.75	1,000,000	(b)	635,730
Los Angeles Community College District
Unlimited General Obligation Bonds
2001 Election
Series 2008E-1
08-01-28	5.00	2,000,000		2,072,460
Merced Community College District
Refunding Revenue Bonds
School Facilities Financing Authority
Series 2006 (NPFGC)
08-01-21	5.00	700,000		778,897
San Bernardino Community College District
Unlimited General Obligation Bonds
Election of 2002
Series 2008A
08-01-33	6.25	1,000,000		1,113,770
San Diego Community College District
Unlimited General Obligation Bonds
Election of 2006
Series 2007 (FSA)
08-01-30	5.00	2,500,000		2,567,100
San Mateo County Community College District
Unlimited General Obligation Bonds
Election of 2001
Series 2002A (NPFGC/FGIC)
09-01-18	5.38	1,000,000		1,086,840
University of California
Revenue Bonds
Series 2008D
05-15-27	5.00	1,500,000		1,564,425
University of California
Revenue Bonds
Series 2009Q
05-15-34	5.00	1,750,000		1,797,320

Total				18,806,804

County (0.6%)
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.25	1,000,000		1,006,000

Electric (3.9%)
California State Department of Water Resources
Revenue Bonds
Power Supply

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Series 2008H
05-01-22	5.00	2,000,000	2,137,280
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	1,500,000	1,561,170
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.00	2,500,000	2,496,850

Total			6,195,300

Health Care — Hospital (22.7%)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-34	5.00	1,525,000	1,372,515
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.75	3,000,000	2,970,150
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2004G
07-01-23	5.25	3,500,000	3,533,879
California Health Facilities Financing Authority
Revenue Bonds
Cedars-Sinai Medical Center
Series 2009
08-15-39	5.00	1,500,000	1,344,450
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.25	500,000	557,390
10-01-38	6.50	1,500,000	1,662,390
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2009B
10-01-39	5.50	3,200,000	3,216,640
California Health Facilities Financing Authority
Revenue Bonds
Scripps Health
Series 2008A
10-01-22	5.00	3,250,000	3,338,562
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
08-15-30	5.00	2,500,000	2,415,325
California Municipal Finance Authority
Certificate of Participation
Community Hospital Center
Series 2009
02-01-39	5.50	3,250,000	2,861,528
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07-01-30	5.50	1,975,000	2,003,006
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.25	3,015,000	2,677,893
California Statewide Communities Development Authority
Revenue Bonds
John Muir Health
Series 2006A
08-15-32	5.00	2,450,000	2,301,089
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.25	1,000,000	924,740
City of Turlock
Certificate of Participation
Emanuel Medical Center
Series 2007A
10-15-31	5.13	3,930,000	3,088,666
Sierra View Local Health Care District
Revenue Bonds
Series 2007
07-01-37	5.25	2,000,000	1,774,320

Total			36,042,543

Housing — Other (0.9%)
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.75	1,500,000	1,446,855

Housing — Single Family (1.5%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.75	1,550,000	1,606,482
California Housing Finance Agency
Revenue Bonds
Home Mortgage

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
Series 2006K A.M.T.
02-01-42	5.50	800,000		807,560

Total				2,414,042

Lease (3.0%)
Eastern Municipal Water District
Certificate of Participation
Series 2008H
07-01-33	5.00	1,000,000		1,004,110
Los Angeles Municipal Improvement Corporation
Revenue Bonds
Series 2008B
09-01-38	5.00	3,000,000		2,808,960
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.25	1,000,000		987,540

Total				4,800,610

Miscellaneous Revenue (5.6%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Walt Disney Family Museum
Series 2008
02-01-33	5.25	2,600,000		2,601,508
Golden State Tobacco Securitization Corporation
Asset-backed Revenue Bonds
Series 2007A-1
06-01-47	5.13	6,000,000		3,879,540
Golden State Tobacco Securitization Corporation
Prerefunded Revenue Bonds
Series 2003A-1
06-01-40	6.63	750,000		881,160
Oakley Redevelopment Agency
Revenue Bonds
Oakley Redevelopment Project Area
Series 2008A (AMBAC)
09-01-38	5.00	1,750,000		1,488,253

Total				8,850,461

Port District (0.6%)
Port of Oakland
Refunding Revenue Bonds
Series 2000K (NPFGC/FGIC) A.M.T.
11-01-18	5.63	1,000,000		1,010,540

School (10.7%)
Alhambra Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999A (FSA)
09-01-22	5.95	1,055,000	(b)	519,883

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
Polytechnic School
Series 2009
12-01-34	5.00	500,000		480,020
Centinela Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (NPFGC)
08-01-31	5.25	2,000,000		1,999,840
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1996 (NPFGC)
08-01-15	5.85	2,500,000	(b)	2,041,025
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,750,000		1,740,270
Lammersville School District Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.13	1,000,000		748,030
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2002
Series 2007B (AMBAC)
07-01-22	5.00	1,395,000		1,490,627
Menifee Union School District
Unlimited General Obligation Bonds
2008 Election
Series 2008A
08-01-33	5.50	3,125,000		3,251,438
San Juan Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999 (FSA)
08-01-21	5.68	820,000	(b)	433,624
08-01-24	5.70	1,810,000	(b)	773,956
Simi Valley School Financing Authority
Refunding Revenue Bonds
University School District
Series 2007 (FSA)
08-01-23	5.00	1,500,000		1,637,715
Twin Rivers Unified School District
Unlimited General Obligation Bonds
Election of 2006
Series 2008 (FSA)
08-01-25	5.00	1,000,000		1,050,890
Western Placer Unified School District
Certificate of Participation

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount		Value(a)
Series 2008 (Assured Guaranty)
08-01-32	4.75	1,000,000		937,890

Total				17,105,208

Special District — Assessment (1.8%)
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project #1
Series 2009A
07-01-27	6.00	2,780,000		2,880,247

Special District — Special Tax (3.9%)
Anaheim Community Facilities District
Special Tax Bonds
Stadium Lofts
Series 2007
09-01-37	5.00	1,000,000		742,940
Beaumont Financing Authority
Prerefunded Revenue Bonds
Series 2000A
09-01-32	7.38	1,955,000		2,095,428
Orange Unified School District Community Facilities
Special Tax Bonds
#2005-2 Del Rio School Facilities
Series 2007
09-01-37	5.00	1,000,000		738,190
Pittsburg Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Zero Coupon
Series 1999 (AMBAC)
08-01-24	6.05	2,100,000	(b)	717,549
Rancho Cucamonga Redevelopment Agency
Tax Allocation Bonds
Housing Set Aside
Series 2007A (NPFGC)
09-01-34	5.00	2,200,000		1,964,754

Total				6,258,861

Special District — Tax Allocation (3.4%)
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08-01-29	7.50	1,650,000		1,606,819
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Southeast Bakersfield
Series 2009B
08-01-29	7.25	740,000		739,127
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
Series 2009
08-01-29	5.13	800,000	765,080
08-01-36	5.50	800,000	761,312
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05-01-23	5.25	1,100,000	1,071,499
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-29	6.38	500,000	518,750

Total			5,462,587

Special District — Tax Increment (1.6%)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-29	6.00	500,000	506,535
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08-01-39	6.50	1,625,000	1,689,821
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Redevelopment Projects
Series 2009B
08-01-28	6.13	310,000	325,063

Total			2,521,419

State (13.7%)
State of California
Refunding Unlimited General Obligation Bonds
Series 2007
08-01-30	4.50	3,340,000	2,872,300
State of California
Unlimited General Obligation Bonds
Series 2002
02-01-15	6.00	1,000,000	1,146,950
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.00	3,000,000	3,057,540
State of California
Unlimited General Obligation Bonds
Series 2004
02-01-22	5.00	1,000,000	1,009,100
State of California
Unlimited General Obligation Bonds
Series 2008

Name of issuer and	Coupon	Principal
title of issue(d,e)	rate	amount	Value(a)
08-01-34	5.00	1,800,000	1,631,844
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-24	5.13	2,000,000	2,016,000
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.75	5,000,000	5,086,250
State of California
Unlimited General Obligation Bonds
Veterans
Series 2000BJ-RMKT A.M.T.
12-01-12	4.95	1,000,000	1,025,420
12-01-13	5.05	1,435,000	1,465,250
12-01-14	5.15	2,535,000	2,587,246
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.30	2,000	1,974

Total			21,899,874

Water & Sewer (8.1%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.75	3,500,000	3,418,065
Eastern Municipal Water District
Special Tax Bonds
District #2004-27 Cottonwood
Series 2006
09-01-27	5.00	200,000	161,950
09-01-36	5.00	500,000	371,605
Los Angeles Department of Water & Power
Revenue Bonds
Series 2009A
07-01-34	5.38	2,495,000	2,677,409
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.25	2,235,000	2,385,617
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.00	2,000,000	2,023,800
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.75	2,000,000	1,943,480

Total			12,981,926

Total Municipal Bonds (Cost: $155,725,454)			$155,770,208

Municipal Notes (0.7%)

		Amount
	Effective	payable at
Issue(c,d,e)	yield	maturity	Value(a)
Irvine Ranch Water District
Unlimited General Obligation Bonds
Improvement District
V.R.D.N. Series 2009B (Bank of America) A.M.T.
10-01-41	0.21%	$1,100,000	$1,100,000

Total Municipal Notes
(Cost: $1,100,000)			$1,100,000

Money Market Fund (0.1%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	101,594	$101,594
Total Money Market Fund
(Cost: $101,594)		$101,594

Total Investments in Securities
(Cost: $156,927,048)(f)		$156,971,802

Investments in Derivatives
At Nov. 30, 2009, $69,600 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Nov. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(30)	$(3,553,828)	Jan. 2010	$(57,419)
U.S. Treasury Note, 10-year	(22)	(2,665,781)	Dec. 2009	(68,605)

Total				$(126,024)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2009.

(b)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(d)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association

NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Nov. 30, 2009, the value of securities subject to alternative minimum tax represented 6.0% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(f)	At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $156,927,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,885,000
Unrealized depreciation	(4,840,000)

Net unrealized appreciation	$45,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2009.

	Fair value at Nov. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$155,770,208	$—	$155,770,208

Total Bonds	—	155,770,208	—	155,770,208

Other
Municipal Notes	—	1,100,000	—	1,100,000

Unaffiliated Money Market Fund (a)	101,594	—	—	101,594

Total Other	101,594	1,100,000	—	1,201,594

Investments in Securities	101,594	156,870,208	—	156,971,802
Other Financial Instruments (b)	(126,024)	—	—	(126,024)

Total	$(24,430)	$156,870,208	$—	$156,845,778

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource California Tax-Exempt Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date January 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date January 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date January 28, 2010